Goodwill and acquisition-related intangibles - Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 4,362,000,000	$ 4,452,000,000
Impairment of goodwill	0	(90,000,000)	0
Goodwill, ending balance	4,362,000,000	4,362,000,000	4,452,000,000
Goodwill impairment loss	0	90,000,000	0
Accumulated impairment of goodwill	90,000,000
Analog
Goodwill [Roll Forward]
Goodwill, beginning balance	4,158,000,000	4,158,000,000
Impairment of goodwill	0	0
Goodwill, ending balance	4,158,000,000	4,158,000,000
Goodwill impairment loss	0	0
Embedded Processing
Goodwill [Roll Forward]
Goodwill, beginning balance	172,000,000	172,000,000
Impairment of goodwill	0	0
Goodwill, ending balance	172,000,000	172,000,000
Goodwill impairment loss	0	0
Other
Goodwill [Roll Forward]
Goodwill, beginning balance	32,000,000	122,000,000
Impairment of goodwill	0	(90,000,000)
Goodwill, ending balance	32,000,000	32,000,000
Goodwill impairment loss	$ 0	$ 90,000,000